Investment in Marketable Debt Securities (Tables)	12 Months Ended
Mar. 31, 2024
Investment in Marketable Debt Securities [Abstract]
Schedule of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities

At March 31, 2023 and 2024, the cost, net of allowance for credit losses, gross unrealized gains and losses and fair value of investment in marketable debt securities were as follow:

March 31, 2023	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	398,130	—	(496)	(154,350)	243,284
Total Investments	398,130	—	(496)	(154,350)	243,284

March 31, 2024	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	198,916	—	—	(196,641)	2,275
Total Investments	198,916	—	—	(196,641)	2,275

Schedule of investments’ Gross Unrealized Losses and Fair Value

The following table shows our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities has been in a continuous unrealized loss position for which an OTTI has not been recognized in net income, at March 31, 2023 and 2024:

	Less than 12 months		12 Months or more		Total
March 31, 2023	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax
	USD	USD	USD	USD	USD	USD
Corporate Bonds	198,718	496	—	—	198,718	496
Total Investments	198,718	496	—	—	198,718	496

	Less than 12 months		12 Months or more		Total
March 31, 2024	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax	Fair Value	Unrealized Losses, before tax
	USD	USD	USD	USD	USD	USD
Corporate Bonds	—	—	—	—	—	—
Total Investments	—	—	—	—	—	—

Schedule of Changes in Allowance for Credit Losses on Available for Sale Fixed Maturity Securities

The following table presents a rollforward of the changes in allowance for credit losses on available for sale fixed maturity securities by major investment category:

Years ending March 31,	2023 Total
USD
Balance, beginning of year	93,596
Additions:
Securities for which allowance for credit losses were not previously recorded	60,754
Balance, end of year	154,350
Years ending March 31,	2024 Total
USD
Balance, beginning of year	154,350
Additions:
Securities for which allowance for credit losses were not previously recorded	42,291
Balance, end of year	196,641